BFS Equity Fund
Schedule of Investments
August 31, 2022 - (Unaudited)
COMMON STOCKS — 79.75% Shares Fair Value
Aerospace & Defense — 5.08%
Northrop Grumman Corp. 2,000 $ 955,980
Raytheon Technologies Corp. 15,000 1,346,250
2,302,230
Banking — 1.88%
JPMorgan Chase & Co. 7,500 852,975
Beverages — 1.52%
PepsiCo, Inc. 4,000 689,080
Biotech & Pharmaceuticals — 4.75%
AbbVie, Inc. 7,500 1,008,450
Bristol-Myers Squibb Co. 10,000 674,100
Zoetis, Inc., Class A 3,000 469,590
2,152,140
Cable & Satellite — 0.40%
Comcast Corp., Class A 5,000 180,950
Chemicals — 3.79%
Ecolab, Inc. 2,000 327,660
Sherwin-Williams Co. (The) 6,000 1,392,600
1,720,260
E-Commerce Discretionary — 3.50%
Amazon.com, Inc.
(a)
12,500 1,584,625
Health Care Facilities & Services — 7.41%
IQVIA Holdings, Inc.
(a)
6,000 1,275,960
UnitedHealth Group, Inc. 4,000 2,077,320
3,353,280
Home Construction — 0.79%
D.R. Horton, Inc. 5,000 355,750
Insurance — 1.78%
Marsh & McLennan Cos., Inc. 5,000 806,850
Internet Media & Services — 6.58%
Alphabet, Inc., Class A
(a)
20,000 2,164,400
Meta Platforms, Inc., Class A
(a)
5,000 814,650
2,979,050
Machinery — 2.02%
Deere & Co. 2,500 913,125
Medical Equipment & Devices — 6.53%
Danaher Corp. 4,000 1,079,640
Stryker Corp. 2,500 513,000
Thermo Fisher Scientific, Inc. 2,500 1,363,300
2,955,940
Metals & Mining — 1.35%
Agnico Eagle Mines Ltd. 7,500 309,075
Franco-Nevada Corp. 2,500 300,500
609,575

BFS Equity Fund
Schedule of Investments (continued)
August 31, 2022 - (Unaudited)
COMMON STOCKS — 79.75% - continued Shares Fair Value
Oil & Gas Producers — 4.84%
ConocoPhillips 20,000 $ 2,189,000
Oil & Gas Services & Equipment — 0.84%
Schlumberger Ltd. 10,000 381,500
Retail - Consumer Staples — 2.88%
Costco Wholesale Corp. 2,500 1,305,250
Retail - Discretionary — 5.11%
Home Depot, Inc. (The) 4,000 1,153,680
Lowe's Cos., Inc. 6,000 1,164,840
2,318,520
Software — 7.95%
Adobe, Inc.
(a)
2,000 746,880
Microsoft Corp. 9,000 2,353,230
SS&C Technologies Holdings, Inc. 9,000 501,840
3,601,950
Specialty Finance — 0.84%
American Express Co. 2,500 380,000
Technology Hardware — 5.21%
Apple, Inc. 15,000 2,358,300
Technology Services — 3.77%
Automatic Data Processing, Inc. 3,000 733,230
MasterCard, Inc., Class A 3,000 973,110
1,706,340
Transportation & Logistics — 0.93%
FedEx Corp. 2,000 421,620
Total Common Stocks (Cost $21,326,031) 36,118,310
U.S. GOVERNMENT & AGENCIES
(b)
— 15.36%
Principal
Amount
United States Treasury Bill, 1.83% , 10/6/2022 $ 1,000,000 997,866
United States Treasury Bill, 1.84% , 11/10/2022 5,000,000 4,974,807
United States Treasury Bill, 3.03% , 2/16/2023 1,000,000 985,093
Total U.S. Government & Agencies (Cost $6,966,531) 6,95 7,766
MONEY MARKET FUNDS - 4.87%
Shares
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 2.07%
(c)
2,205,313 2,205,313
Total Money Market Funds (Cost $2,205,313) 2,205,313
Total Investments — 99.98%
    (Cost $30,497,875) 45,281,389
Other Assets in Excess of Liabilities — 0.02% 10,032
NET ASSETS — 100.00% $ 45,291,421

BFS Equity Fund
Schedule of Investments (continued)
August 31, 2022 - (Unaudited)
(a) Non-income producing security.
(b) The rate shown represents effective yield at time of purchase.
(c) Rate disclosed is the seven day effective yield as of August 31, 2022.